Segment Information (Summary of Financial Information by Geographical Area (Parenthetica)) (Detail) - Sales revenue [Member] - Canpotex [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
China [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	11.00%	22.00%
Other Countries [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	10.00%	7.00%
Latin America [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	38.00%	32.00%
India [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	6.00%	14.00%
Other Asian markets [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	35.00%	25.00%